SCHEDULE OF INVESTMENTS

ROYCE MICRO-CAP TRUST

MARCH 31, 2025 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 97.2%

Communication Services – 3.9%
Entertainment - 1.3%
IMAX Corporation [1]	234,902	$6,189,668
Interactive Media & Services - 1.9%
DHI Group [1]	233,067	323,963
QuinStreet [1]	216,363	3,859,916
Vimeo [1]	552,449	2,905,882
ZipRecruiter Cl. A [1]	367,057	2,161,965
		9,251,726
Media - 0.7%
Magnite [1]	298,173	3,402,154
Total		18,843,548

Consumer Discretionary – 7.9%
Automobile Components - 0.2%
Stoneridge [1]	163,701	751,388
Diversified Consumer Services - 2.1%
Legacy Education [1]	369,657	2,650,441
Universal Technical Institute [1]	305,500	7,845,240
		10,495,681
Hotels, Restaurants & Leisure - 1.5%
Century Casinos [1]	322,500	545,025
Denny’s Corporation [1]	214,887	788,635
Lindblad Expeditions Holdings [1]	493,431	4,574,105
Nathan’s Famous	15,028	1,448,324
		7,356,089
Household Durables - 1.4%
Cavco Industries [1]	5,210	2,707,272
Legacy Housing [1]	159,097	4,012,427
		6,719,699
Leisure Products - 0.5%
American Outdoor Brands [1]	161,751	1,966,892
MasterCraft Boat Holdings [1]	24,320	418,791
		2,385,683
Specialty Retail - 1.7%
Beyond [1]	329,422	1,910,648
Citi Trends [1]	68,678	1,520,187
OneWater Marine Cl. A [1]	160,000	2,588,800
RealReal [1]	194,246	1,046,986
Shoe Carnival	57,963	1,274,606
		8,341,227
Textiles, Apparel & Luxury Goods - 0.5%
Lakeland Industries	106,163	2,156,170
Vera Bradley [1]	160,000	360,000
		2,516,170
Total		38,565,937

Consumer Staples – 1.1%
Food Products - 1.1%
Seneca Foods Cl. A [1]	63,419	5,646,828
Total		5,646,828

Energy – 4.6%
Energy Equipment & Services - 2.8%
Bristow Group [1]	126,401	3,991,744
NPK International [1]	637,090	3,701,493
Pason Systems	436,588	3,989,529
Select Water Solutions Cl. A	188,683	1,981,171
		13,663,937
Oil, Gas & Consumable Fuels - 1.8%
Dorchester Minerals L.P.	76,981	2,315,588
Navigator Holdings	157,581	2,097,403
Riley Exploration Permian	83,633	2,439,575
SandRidge Energy	184,630	2,108,475
		8,961,041
Total		22,624,978

Financials – 16.2%
Banks - 4.5%
Chain Bridge Bancorp Cl. A [1]	81,100	1,928,558
Citizens Bancshares [2]	22,699	1,157,649
Coastal Financial [1,3]	31,511	2,848,910
First Foundation	233,818	1,213,515
First National Bank Alaska [2]	5,712	1,338,036
HBT Financial	147,210	3,298,976
Hingham Institution for Savings	9,076	2,158,273
Katahdin Bankshares [2]	24,917	570,101
Midway Investments [1,4]	735,647	0
Northeast Bank	30,800	2,819,432
OP Bancorp	94,500	1,135,890
United Bancorporation of Alabama [2]	21,055	1,115,915
Unity Bancorp	34,188	1,391,452
Virginia National Bankshares	32,718	1,180,465
		22,157,172
Capital Markets - 7.4%
Canaccord Genuity Group	621,067	3,629,598
Open Lending [1]	577,035	1,592,617
Oppenheimer Holdings Cl. A	45,672	2,723,421
OTC Markets Group [2]	63,527	2,985,769
Perella Weinberg Partners Cl. A	140,676	2,588,438
Silvercrest Asset Management Group Cl. A	302,758	4,953,121
Sprott	174,485	7,816,996
StoneX Group [1]	67,854	5,182,689
Tel Aviv Stock Exchange [2]	223,000	2,629,760
Westaim Corporation (The) [1]	83,333	1,824,692
		35,927,101
Consumer Finance - 1.6%
EZCORP Cl. A [1]	516,176	7,598,110
Financial Services - 2.1%
Acacia Research [1]	358,140	1,146,048
Cass Information Systems	45,858	1,983,359
ECN Capital	341,225	611,765
International Money Express [1]	86,598	1,092,867
NewtekOne	109,917	1,314,607
Repay Holdings Cl. A [1]	749,404	4,174,180
		10,322,826
Insurance - 0.6%
International General Insurance Holdings	110,648	2,911,149
Total		78,916,358

Health Care – 12.0%
Biotechnology - 1.5%
Absci Corporation [1]	917,096	2,301,911
ARS Pharmaceuticals [1]	171,162	2,153,218
CareDx [1]	100,000	1,775,000
MeiraGTx Holdings [1]	137,025	929,029
		7,159,158
Health Care Equipment & Supplies - 3.8%
Alphatec Holdings [1]	408,149	4,138,631
Artivion [1]	60,200	1,479,716
Establishment Labs Holdings [1]	106,678	4,352,995
Inogen [1]	311,199	2,218,849
Profound Medical [1]	427,971	2,441,640
UFP Technologies [1]	8,949	1,805,103
Utah Medical Products	40,946	2,294,614
		18,731,548
Health Care Providers & Services - 1.2%
AMN Healthcare Services [1]	121,991	2,983,900
GeneDx Holdings Cl. A [1]	31,567	2,795,731
		5,779,631
Health Care Technology - 0.9%
Simulations Plus	182,065	4,464,234
Life Sciences Tools & Services - 4.6%
BioLife Solutions [1]	281,861	6,437,705
Cytek Biosciences [1]	555,279	2,226,669
Harvard Bioscience [1]	860,631	487,117
Maravai LifeSciences Holdings Cl. A [1]	704,858	1,557,736
MaxCyte [1]	818,873	2,235,524
Mesa Laboratories	50,183	5,954,715
OmniAb [1]	817,080	1,960,992
Standard BioTools [1]	1,566,503	1,691,823
		22,552,281
Total		58,686,852

Industrials – 23.9%
Aerospace & Defense - 2.0%
Astronics Corporation [1]	182,129	4,402,058
CPI Aerostructures [1]	189,700	658,259
Park Aerospace	352,276	4,738,112
		9,798,429
Air Freight & Logistics - 0.6%
Radiant Logistics [1]	479,652	2,949,860
Building Products - 0.5%
Janus International Group [1]	75,095	540,684
Quanex Building Products	99,176	1,843,682
		2,384,366
Commercial Services & Supplies - 4.0%
Acme United	60,952	2,414,309
CECO Environmental [1]	163,185	3,720,618
Civeo Corporation	75,000	1,725,000
Liquidity Services [1]	164,300	5,094,943
Montrose Environmental Group [1]	179,389	2,558,087
VSE Corporation	33,140	3,976,469
		19,489,426
Construction & Engineering - 2.8%
Ameresco Cl. A [1]	46,022	555,946
Argan	27,507	3,608,093
IES Holdings [1]	19,621	3,239,623
Limbach Holdings [1]	46,871	3,490,483
Northwest Pipe [1]	68,789	2,840,986
		13,735,131
Electrical Equipment - 2.7%
American Superconductor [1]	193,866	3,516,729
Hammond Power Solutions Cl. A	35,719	1,888,896
LSI Industries	199,970	3,399,490
Powell Industries	11,396	1,941,081
Preformed Line Products	18,087	2,533,808
		13,280,004
Ground Transportation - 1.2%
Covenant Logistics Group Cl. A	137,470	3,051,834
FTAI Infrastructure	177,089	802,213
Universal Logistics Holdings	70,240	1,843,098
		5,697,145
Machinery - 4.2%
Graham Corporation [1]	149,850	4,318,677
Hurco Companies [1]	54,000	837,540
L B Foster Company [1]	95,300	1,875,504
Lindsay Corporation	47,879	6,057,651
Luxfer Holdings	339,895	4,031,155
Shyft Group (The)	170,121	1,376,279
Titan International [1]	216,886	1,819,673
		20,316,479
Marine Transportation - 0.5%
Clarkson [2]	52,700	2,319,047
Professional Services - 1.8%
Asure Software [1]	157,241	1,501,651
Forrester Research [1]	211,351	1,952,883
Heidrick & Struggles International	37,232	1,594,647
Resources Connection	337,377	2,206,446
TrueBlue [1]	279,256	1,482,849
TTEC Holdings [1]	14,020	46,126
		8,784,602
Trading Companies & Distributors - 3.6%
Alta Equipment Group	225,810	1,059,049
Distribution Solutions Group [1]	151,857	4,251,996
EVI Industries	237,157	3,979,494
Titan Machinery [1]	107,574	1,833,061
Transcat [1]	90,670	6,750,382
		17,873,982
Total		116,628,471

Information Technology – 20.7%
Communications Equipment - 2.7%
ADTRAN Holdings [1]	272,146	2,373,113
Applied Optoelectronics [1]	164,180	2,520,163
Clearfield [1]	143,278	4,258,222
Digi International [1]	70,000	1,948,100
Harmonic [1]	168,206	1,613,096
Ribbon Communications [1]	83,515	327,379
		13,040,073
Electronic Equipment, Instruments & Components - 7.9%
Bel Fuse Cl. A	18,805	1,355,088
Bel Fuse Cl. B	51,453	3,851,771
Climb Global Solutions	25,675	2,843,763
FARO Technologies [1]	167,712	4,578,538
LightPath Technologies Cl. A [1]	135,000	271,350
Luna Innovations [1,2]	762,876	518,756
nLIGHT [1]	657,176	5,106,257
PAR Technology [1]	86,568	5,310,081
Powerfleet [1]	906,106	4,974,522
Richardson Electronics	647,688	7,228,198
Vishay Precision Group [1]	96,931	2,335,068
		38,373,392
IT Services - 0.4%
Hackett Group (The)	75,788	2,214,525
Semiconductors & Semiconductor Equipment - 6.4%
Alpha and Omega Semiconductor [1]	32,940	818,888
Amtech Systems [1]	86,795	419,220
Camtek	66,775	3,915,018
Cohu [1]	178,322	2,623,117
Ichor Holdings [1]	188,019	4,251,110
inTEST Corporation [1]	251,739	1,759,656
Kopin Corporation [1]	850,000	792,370
Nova [1]	23,229	4,281,802
NVE Corporation	40,500	2,581,470
Onto Innovation [1]	27,766	3,369,126
Penguin Solutions [1]	100,214	1,740,717
Photronics [1]	140,815	2,923,319
Ultra Clean Holdings [1]	91,000	1,948,310
		31,424,123
Software - 3.1%
Alkami Technology [1]	100,156	2,629,095
Cellebrite DI [1]	152,291	2,959,014
Computer Modelling Group	801,796	4,490,793
PROS Holdings [1]	143,354	2,728,027
ReposiTrak	120,707	2,446,731
		15,253,660
Technology Hardware, Storage & Peripherals - 0.2%
AstroNova [1]	115,860	1,064,753
Total		101,370,526

Materials – 6.0%
Chemicals - 0.7%
5N Plus [1]	555,000	2,047,913
LSB Industries [1]	225,601	1,486,711
		3,534,624
Metals & Mining - 5.3%
Alamos Gold Cl. A	216,044	5,772,483
Alphamin Resources	1,267,682	431,649
Altius Minerals	171,100	2,943,912
Ferroglobe	528,310	1,960,030
MAG Silver [1]	154,050	2,353,884
Major Drilling Group International [1]	1,157,723	6,452,130
Sandstorm Gold	775,000	5,851,250
		25,765,338
Total		29,299,962

Real Estate – 0.8%
Real Estate Management & Development - 0.8%
Altus Group	73,400	2,624,252
Marcus & Millichap	33,090	1,139,951
Total		3,764,203

Utilities – 0.1%
Water Utilities - 0.1%
Global Water Resources	30,044	309,754
Total		309,754

TOTAL COMMON STOCKS
(Cost $433,139,672)		474,657,417

INVESTMENT COMPANIES – 1.1%

Financials – 1.1%
Capital Markets - 1.1%
ASA Gold and Precious Metals	171,150	5,158,461
(Cost $2,914,815)		5,158,461

INVESTMENTS AT VALUE
(Cost $436,054,487)		479,815,878

REPURCHASE AGREEMENT – 1.8%
Fixed Income Clearing Corporation, 3.75% dated 3/31/25, due 4/1/25, maturity value $8,850,306 (collateralized by obligations of U.S. Government wAgencies, 1.125% due 2/15/31, valued at $9,026,533)
(Cost $8,849,384)		8,849,384

TOTAL INVESTMENTS – 100.1%
(Cost $444,903,871)		488,665,262

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.1)%		(339,335)

NET ASSETS – 100.0%		$488,325,927

[1]	Non-income producing.

[2]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.

[3]	All or a portion of this security was pledged as collateral in connection with the Fund’s revolving credit agreement as of March 31, 2025. Total market value of the pledged security as of March 31, 2025, was $1,356,150.

[4]	A security for which market quotations are not readily available represents 0.0% of net assets. This security has been valued at its fair value under procedures approved by the Fund’s Board of Directors. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $446,375,096. As of March 31, 2025, net unrealized appreciation for all securities was $42,290,166, consisting of aggregate gross unrealized appreciation of $113,869,745 and aggregate gross unrealized depreciation of $71,579,579. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Royce Micro-Cap Trust, Inc. (the “Fund”), is a diversified closed-end investment company that was incorporated under the laws of the State of Maryland on September 9, 1993. The Fund commenced operations on December 14, 1993. Royce & Associates, LP, the Fund’s investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”). Investment transactions are accounted for on the trade date. Portfolio securities held by the Fund are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by the Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Fund’s Board of Directors has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the Investment Company Act of 1940 (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Fund’s Board of Directors and policies and procedures adopted by Royce in its capacity as valuation designee for the Fund. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Fund on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;
●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and
●	The Fund uses an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold set by Royce as valuation designee. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;
●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;
●	the independent pricing services are unable to supply fair value prices; or
●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time the Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Fund as of March 31, 2025. Any Level 2 or Level 3 securities held by the Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	Level 1	Level 2	Level 3	Total
Common Stocks	$462,022,384	$12,635,033	$0	$474,657,417
Investment Companies	5,158,461	–	–	5,158,461
Repurchase Agreement	–	8,849,384	–	8,849,384

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund as of March 31, 2025, is next business day and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the “credit agreement”) with BNP Paribas Prime Brokerage International, Limited (BNPPI). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the then-current maximum amount that may be borrowed by the Fund under the credit agreement. The credit agreement has a 179-day rolling term that resets daily. The Fund pledges eligible portfolio securities as collateral and has granted a security interest in such pledged securities to, and in favor of, BNPPI as security for the loan balance outstanding. The amount of eligible portfolio securities required to be pledged as collateral is determined by BNPPI in accordance with the credit agreement. In determining collateral requirements, the value of eligible securities pledged as collateral is subject to discount by BNPPI based upon a variety of factors set forth in the credit agreement.

If the Fund fails to meet certain requirements, or comply with other financial covenants set forth in the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may also terminate the credit agreement upon sixty (60) calendar days’ prior written notice to the Fund in the event the Fund’s net asset value per share as of the close of business on the last business day of any calendar month declines by thirty-five percent (35%) or more from the Fund’s net asset value per share as of the close of business on the last business day of the immediately preceding calendar month.

The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

As of March 31, 2025, the Fund had no outstanding borrowings under the credit agreement. The Fund and BNPPI may agree for the Fund to borrow again under the credit agreement, which borrowed amount may not exceed $60,000,000. During the three-month period ended March 31, 2025, the Fund had an average daily loan balance of $800,000. As of March 31, 2025, the aggregate value of rehypothecated securities was $0. As of April 10, 2025, the Fund had outstanding borrowings of $10,000,000 under the credit agreement.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).